Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Nature of the Business
Nature of the Business and Basis of Presentation

1. Nature of the Business

Organization

NextCure, Inc. (“NextCure” or the “Company”) was incorporated in Delaware in September 2015 and is headquartered in Beltsville, Maryland. The Company is a clinical-stage biopharmaceutical company committed to discovering and developing novel, first‑in‑class immunomedicines to treat cancer and other immune‑related diseases by restoring normal immune function. Through its proprietary Functional, Integrated, NextCure Discovery in Immuno‑Oncology (“FIND‑IO”) platform, the Company studies various immune cells in order to discover and understand targets and structural components of immune cells and their functional impact in order to develop immunomedicines. Since inception, the Company has devoted substantially all of its efforts and financial resources to organizing and staffing the Company, identifying business development opportunities, raising capital, securing intellectual property rights related to the Company’s product candidates, building and optimizing the Company’s manufacturing capabilities and conducting discovery, research and development activities for the Company’s product candidates, discovery programs and its FIND‑IO platform.

Initial Public Offering

On May 13, 2019, the Company closed its initial public offering (“IPO”), in which the Company issued and sold 5,750,000 shares of common stock at a public offering price of $15.00 per share, for net proceeds to the Company of approximately $77.0 million after deducting underwriting discounts and commissions of $6.0 million and offering expenses of approximately $3.4 million.

In preparation for the IPO, on May 3, 2019, the Company effected a  one-for-8.0338 reverse stock split of its issued and outstanding common stock. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All of the share and per share information presented in the accompanying financial statements has been adjusted to reflect the reverse common stock split on a retroactive basis for all periods and as of all dates presented.

Upon the closing of the IPO, on May 13, 2019, all of the outstanding shares of the Company’s convertible preferred stock automatically converted into 15,560,569 shares of common stock at the applicable conversion ratio then in effect. Subsequent to the closing of the IPO, there were no shares of preferred stock outstanding.

Upon the closing of the IPO, on May 13, 2019, the Company’s certificate of incorporation was amended and restated to provide for 100,000,000 authorized shares of common stock with a par value of $0.001 per share and 10,000,000 authorized shares of preferred stock with a par value of $0.001 per share.

Liquidity

The Company has not generated any revenue to date from product sales and does not expect to generate any revenues from product sales in the foreseeable future. Through September 2019, the Company has funded its operations primarily with proceeds from the sale of preferred stock and proceeds from the Company’s agreement with Eli Lilly and Company  (Note 6) and proceeds from the IPO. The Company expects to incur additional operating losses and negative operating cash flows for the foreseeable future.

NEXTCURE, INC.

NOTES TO FINANCIAL STATEMENTS

1. Nature of the Business and Basis of Presentation

Organization

NextCure, Inc. (“NextCure” or the “Company”) was incorporated in Delaware in September 2015 and is headquartered in Beltsville, Maryland. The Company is a clinical-stage biopharmaceutical company committed to discovering and developing novel, first‑in‑class immunomedicines to treat cancer and other immune‑related diseases by restoring normal immune function. Through its proprietary Functional, Integrated, NextCure Discovery in Immuno‑Oncology (“FIND‑IO”) platform, the Company studies various immune cells in order to discover and understand targets and structural components of immune cells and their functional impact in order to develop immunomedicines. Since inception, the Company has devoted substantially all of its efforts and financial resources to organizing and staffing the Company, identifying business development opportunities, raising capital, securing intellectual property rights related to the Company’s product candidates, building and optimizing the Company’s manufacturing capabilities and conducting discovery, research and development activities for the Company’s product candidates, discovery programs and its FIND‑IO platform.

Risks and Uncertainties

The Company is subject to risks common to early‑stage companies in the biotechnology industry including, but not limited to: having a limited operating history and no products approved for commercial sale; having a history of significant losses; our need to obtain additional financing; dependence on its ability to advance its current and future product candidates through clinical trials, marketing approval and commercialization; the unproven approach to the discovery and development of product candidates based on the Company’s FIND‑IO platform; the lengthy and expensive nature and uncertain outcomes of the clinical development process; the lengthy, time‑consuming and unpredictable nature of the regulatory approval process; the results of preclinical studies and early‑stage clinical trials that may not be predictive of future results; dependence on its key personnel; its limited manufacturing experience as an organization and with its manufacturing facility; risks related to patent protection and our pending patent applications; dependence on third‑party collaborators for the discovery, development and commercialization of current and future product candidates; and significant competition from other biotechnology and pharmaceutical companies. Pursuit of the Company’s business efforts will require significant amounts of additional capital, adequate personnel, infrastructure and extensive compliance‑reporting capabilities. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Liquidity

The Company expects that its operating losses and negative cash flows will continue for the foreseeable future. As of the issuance date of the financial statements for the year ended December 31, 2018, the Company expects that its cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements through at least two years from the issuance date of the financial statements. The future viability of the Company beyond that date is dependent on its ability to raise additional capital to finance its operations. On April 5, 2018, the Company issued 28,181,819 shares of Series A‑3 Preferred Stock at an issuance price of $1.10 per share for cash proceeds of $31.0 million (Note 9). On November 5, 2018, the Company entered into a Series B Preferred Stock Purchase Agreement and issued 15,052,117 shares of Series B‑1 Preferred Stock at an issuance price of $1.59 per share, 34,276,734 shares of Series B‑2 Preferred Stock at an issuance price of $1.59 per share and 7,500,000 shares of Series B‑3 Preferred Stock at an issuance price of $2.00 per share for aggregate cash proceeds of $93.4 million (Note 9).

The Company plans to seek additional funding through public or private equity offerings, debt financings, marketing and distribution arrangements, other collaborations, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospects.

Although management continues to pursue these funding plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company, if at all, to fund continuing operations past two years from the issuance date of these financial statements.

Basis of Presentation

The accompanying financial statements include the accounts of the Company. The Company’s financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Reverse Stock Split

On May 3, 2019, the Company effected a 1‑for‑8.0338 reverse stock split of its outstanding common stock. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. All of the share and per share information presented in the accompanying financial statements has been adjusted to reflect the reverse common stock split on a retroactive basis for all periods and as of all dates presented.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, management evaluates its estimates, including those related to accrued expenses, revenue recognition, the valuation of equity‑based compensation, including incentive stock options, common stock and restricted common stock, as well as income taxes. The Company bases its estimates on various assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Segment and Geographic Information

Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision‑making group, in deciding how to allocate resources and in assessing performance. The Company views its operations as and manages its business in one operating segment operating exclusively in the United States.